Intangible and tangible assets - Facilities and equipment under leases (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tangible assets
Assets under leases
Right-of-use assets	$ 7,353	$ 7,190	$ 7,113
Tangible assets | Gross value/Cost
Assets under leases
Right-of-use assets	12,144	11,011	9,068
Tangible assets | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(4,791)	(3,821)	(1,955)
Tangible assets | Exploration and production activities
Assets under leases
Right-of-use assets	1,545	1,461	1,965
Tangible assets | Exploration and production activities | Gross value/Cost
Assets under leases
Right-of-use assets	3,228	2,758	2,482
Tangible assets | Exploration and production activities | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(1,683)	(1,297)	(517)
Tangible assets | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	5,808	5,729	5,148
Tangible assets | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	8,916	8,253	6,586
Tangible assets | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(3,108)	(2,524)	(1,438)
Land | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	1,117	965	927
Land | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,441	1,187	1,031
Land | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(324)	(222)	(104)
Machinery, plant and equipment | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	3,091	2,975	2,528
Machinery, plant and equipment | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	4,910	4,606	3,527
Machinery, plant and equipment | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(1,819)	(1,631)	(999)
Buildings | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	1,292	1,393	1,344
Buildings | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,853	1,778	1,545
Buildings | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(561)	(385)	(201)
Other | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	308	396	349
Other | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	712	682	483
Other | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	$ (404)	$ (286)	$ (134)